BeiGene Collaboration	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BeiGene Collaboration
Note 5. BeiGene Collaboration
In October 2018, we entered into a clinical collaboration with BeiGene, Ltd. (“BeiGene”) to evaluate the safety and efficacy of zandelisib in combination with BeiGene’s zanubrutinib (marketed as Brukinsa
®
), an
inhibito
r of Bruton’s tyrosine kinase, for the treatment of patients with
B-cell
malignancies. Under the terms of the clinical collaboration agreement, we amended our ongoing Phase 1b trial to include evaluation of zandelisib in combination with zanubrutinib in patients with
B-cell
malignancies. Study costs are being shared equally by the parties, and we agreed to supply zandelisib and BeiGene agreed to supply zanubrutinib. We record the costs reimbursed by BeiGene as a reduction of our research and development expenses. We retained full commercial rights for zandelisib and BeiGene retained full commercial rights for zanubrutinib. With the discontinuation of the zandelisib program outside of Japan, this clinical collaboration will be concluding with the discontinuation of the Phase 1b trial.

Note 3. BeiGene Collaboration
In October 2018, we entered into a clinical collaboration with BeiGene, Ltd. (“BeiGene”) to evaluate the safety and efficacy of zandelisib in combination with BeiGene’s zanubrutinib (marketed as Brukinsa), an investigational inhibitor of Bruton’s tyrosine kinase (“BTK”), for the treatment of patients with
B-cell
malignancies. Under the terms of the clinical collaboration agreement with BeiGene, we amended our ongoing

Phase 1b trial to include evaluation of zandelisib in combination with zanubrutinib in patients with
B-cell
malignancies. Study costs are being shared equally by the parties, and we agreed to supply zandelisib and BeiGene agreed to supply zanubrutinib. We record the costs reimbursed by BeiGene as a reduction of our research and development expenses. We retained full commercial rights for zandelisib, and BeiGene retained full commercial rights for zanubrutinib.